Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
5.	Investment Securities

The amortized cost and estimated fair market value of investment securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
United States government-sponsored enterprises debt	$539,011	$6,750	$-	$545,761

Total held to maturity	$539,011	$6,750	$-	$545,761

Available for Sale:
Equity securities	$6,767	$601	$-	$7,368

Total available for sale	$6,767	$601	$-	$7,368

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$-	$82,647
Equity securities	6,767	381	-	7,148

Total available for sale	$86,767	$3,028	$-	$89,795

Notes to Consolidated Financial Statements

At December 31, 2011, there were no unrealized losses on our available for sale and held-to-maturity investment securities. Therefore, there were no other-than-temporary impairment (the “OTTI”) concerns related to these securities at December 31, 2011. Additionally, there were no OTTI charges in 2011, 2010, or 2009.

The following table summarizes the fair values and unrealized losses of investment securities with an unrealized loss at December 31, 2010, and if the unrealized loss position was for a continuous period of less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	-	-	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

The unrealized losses at December 31, 2010 were primarily due to changes in market interest rates subsequent to purchase. At December 31, 2011, there were no securities in an unrealized loss position (16 at December 31, 2010). We did not consider these investments to be other-than-temporarily impaired at December 31, 2010 since the decline in market value was attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss has been recognized during the years ended December 31, 2011, 2010 and 2009, respectively.

The amortized cost and estimated fair market value of investment securities held to maturity and available for sale at December 31, 2011, by contractual maturity, are shown below. The expected maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations. Equity securities have been excluded from this table.

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after ten years	$539,011	$545,761

Total held to maturity	$539,011	$545,761

There were sales of $80.0 million and $168,000 of investment securities available-for-sale during 2011 and 2009, respectively and none during 2010. Gross realized gains on sales and calls of investment securities available for sale were $2.5 million and $148,000 during 2011 and 2009, respectively, and none during 2010. The carrying value of securities pledged as required security for deposits and for other purposes required by law amounted to $17.4 million and $21.6 million at December 31, 2011 and 2010, respectively.

As of December 31, 2011, investment securities with an amortized cost of $500 million were pledged as collateral for securities under agreements to repurchase.

Notes to Consolidated Financial Statements